Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of amounts recognized as an expense during the year related to key management personnel
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Short-term employee benefits	826	631	470
Post-employment pension benefits	50	23	16
Share-based payment transactions	14,926	—	—
Total compensation paid to key management personnel	15,802	654	486